Effective Income Tax Rate on Continuing Operations (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Statutory tax rate	35.00%	35.00%	35.00%
Effect of statutory depletion	(9.60%)	(12.00%)	(17.60%)
State income taxes	3.60%	1.50%	1.30%
Domestic production deduction	(0.90%)	(2.10%)	0.10%
Transfer pricing	(0.20%)	0.90%	0.70%
Goodwill write-off	3.90%
Foreign tax rate differential	1.30%	2.10%	0.60%
Disallowed compensation	3.70%	0.30%	0.30%
Purchase accounting transaction costs	2.40%
Foreign valuation allowance			(3.40%)
Other items	(1.10%)	1.10%	(0.30%)
Effective income tax rate	38.10%	26.80%	16.70%